Loans Receivable - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 31, 2021	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2018
Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Fair Value Of Promissory Note				$ 1.1
Glycosyn Promissory Note
Debt Instrument [Line Items]
Debt instrument, face amount	$ 0.2		$ 5.4	$ 5.7	$ 10.0
Interest Rate				7.50%
Unpaid Principal Amount			5.3
Fair Value Of Promissory Note			4.5
Periodic Payment	quarterly payments
Changes in fair value			0.5
Line of Credit Facility, Maximum Borrowing Capacity					$ 4.0
Repayments of Debt			0.8
Glycosyn Promissory Note | Foundry Terms Of Service Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 2.7
Glycosyn Promissory Note | Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Fair Value Of Promissory Note			$ 2.0	4.8
Access Bio Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10.0
Interest Rate		2.00%
Periodic Payment			plus a 2% rate of return compounded annually
Conversion Price		$ 10.0
Term			the Company has the option to cause Access Bio to repurchase, or Access Bio has the option to repurchase, a portion of the outstanding balance under the notes (or up to the entire balance in the case of the Company’s option) at a price to ensure a 2% rate of return compounded annually.
Conversion Ratio Precentage		70.00%
Access Bio Convertible Notes | Other (Expense) Income, Net
Debt Instrument [Line Items]
Changes in fair value			$ 0.7	$ 0.9
Access Bio Convertible Notes | Loans Receivable
Debt Instrument [Line Items]
Fair Value Of Promissory Note			$ 10.7